UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR/A
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21996
Greenwich Advisors Trust

(Exact name of registrant as specified in charter)
330 Railroad Avenue, Greenwich, CT 06830

(Address of principal executive offices) (Zip code)
Citi Fund Services Ohio, Inc. 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: 203-531-7064
Date of fiscal year end: February 29
Date of reporting period: August 31, 2007
     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders.
     This form N-CSR/A amends Form N-CSR of the registrant for the reporting period ended August 31, 2007 filed with the Securities and Exchange Commission on November 2, 2007. The purpose of this amendment is to add the Approval of Investment Advisory Agreement on pages 10-12 of the Greenwich Advisors India Select Fund’s semi-annual report dated August 31, 2007.
Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Greenwich Advisors Trust
Semi-Annual Report dated August 31, 2007 (unaudited)
Greenwich Advisors India Select Fund

Greenwich Advisors Trust
Semi-Annual Report dated August 31, 2007 (unaudited)
This report is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. The prospectus contains more complete information, including investment objectives, risks, expenses and charges and should be read carefully before investing or sending any money. To obtain a prospectus, please call 1-866-667-8733.
Mutual funds are NOT FDIC insured. There is no bank guarantee. Mutual funds may lose value.
The Greenwich Advisors India Select Fund is distributed by Foreside Fund Services, LLC.

Greenwich Advisors India Select Fund
Statement of Assets and Liabilities
August 31, 2007
(Unaudited)

Assets:
Cash		$120,010
Receivable from Investment Advisor		8

Total Assets		$120,018

Liabilities:
Distribution Fees	$4
Other Fees	21

Total Liabilities		$25

Net Assets		$119,993

Composition of Net Assets:
Capital		$120,010
Accumulated net investment loss		(17)

Net Assets		$119,993

Class A Shares
Net Assets		$50,003
Shares Outstanding		5,001
Net Asset Value, Offering and Redemption price per share		$10.00

Maximum Sales Charge		5.75%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent)		$10.61

Class C Shares
Net Assets		$59,991
Shares Outstanding		6,000
Net Asset Value, Offering and Redemption price per share		$10.00

Class I Shares
Net Assets		$9,999
Shares Outstanding		1,000
Net Asset Value, Offering and Redemption price per share		$10.00

See Notes to Financial Statements

Greenwich Advisors India Select Fund
Statement of Operations
For the period ended August 31, 2007 (a)
(Unaudited)

Investment Income:
Interest		$—
Dividend		—

Total Investment Income		$—

Expenses:
Investment Advisory	$8
Distribution (Class A Shares)	1
Distribution (Class C Shares)	3
Other	21

Total expenses before fee reductions		33
Fees contractually reduced by the Investment Advisor		(16)

Net Expenses		$17

Net Investment Income		($17)

Net Realized/Unrealized Gains from Investments:
Net realized gains/(loss) from investment transactions		—
Change in unrealized appreciation/depreciation from investments		—

Net realized/unrealized gains/(loss) from investments		—

Change in net assets from operations		($17)

(a)	Inception date August 1, 2007. Operations commenced on August 30, 2007.
See Notes to Financial Statements

Greenwich Advisors India Select Fund
Statement of Changes in Net Assets

For the period ended
August 31, 2007 (a)
(Unaudited)
Investment Activities:

Operations:
Net investment loss	($17)
Net realized gains/(loss) from investment transactions	—
Change in unrealized appreciation/depreciation from investments	—

Change in net assets from operations	(17)

Capital Share Transactions:
Proceeds from shares issued:
Class A Shares	$50,010
Class C Shares	60,000
Class I Shares	10,000

Change in net assets from capital share transactions	$120,010

Change in net assets	$119,993

Net Assets:
Beginning of period	—

End of period	$119,993

Accumulated net investment loss	($17)

Share Transactions:
Class A Shares:
Issued	5,001
Redeemed	—

Change in Class I Shares	5,001

Class C Shares:
Issued	6,000
Reinvested	—

Change in Class A Shares	6,000

Class I Shares:
Issued	1,000
Reinvested	—

Change in Class C Shares	1,000

(a)	Inception date August 1, 2007. Operations commenced on August 30, 2007.
See Notes to Financial Statements

Greenwich Advisors India Select Fund
Financial Highlights
Selected data for a share outstanding throughout the period indicated.
(Unaudited)

					Ratios/Supplementary Data
						Ratio of	Ratio of	Ratio of
					Net	Expenses	Net	Expenses
	Net Asset		Net Asset		Assets,	to	Investment	to
	Value,	Net	Value,		End of	Average	Loss to	Average
	Beginning	Investment	End of	Total	Period	Net	Average	Net	Portfolio
	of Period	Loss	Period	Return	(000’s)	Assets (b)	Net Assets (b)	Assets (b) (c)	Turnover

Class A Shares
Period ended August 31, 2007 (a)	$10.00	—	$10.00	0.00%	$50	2.35%	(2.35%)	4.80%	0.00%

Class C Shares
Period ended August 31, 2007 (a)	$10.00	—	$10.00	0.00%	$60	2.85%	(2.85%)	5.29%	0.00%

Class I Shares
Period ended August 31, 2007 (a)	$10.00	—	$10.00	0.00%	$10	1.85%	(1.85%)	4.27%	0.00%

(a)	Inception date August 1, 2007. Operations commenced on August 30, 2007.

(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were contractually reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.
See Notes to Financial Statements

Greenwich Advisors Trust
Notes to Financial Statements
August 31, 2007
(Unaudited)
1.	ORGANIZATION

Greenwich Advisors Trust (the “Trust”) was organized as a trust under the laws of the State of Ohio on December 22, 2006. The Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. The Trust currently offers one fund, called the Greenwich Advisors India Select Fund (the “Fund”). The Fund commenced operations on August 30, 2007.

The investment objective for the Fund is to seek long-term capital appreciation. To pursue its investment objective, the Fund will normally invest at least 80% of its assets in equity securities of companies in India. These securities are typically listed on stock exchanges in India, but also include securities traded in markets outside India, including securities trading in the form of depositary receipts or derivative securities. Equity securities include common stock, convertible stocks, stock exchange listed warrants, and any other such investments which entitle the holder to subscribe for or convert into the equity of the company and/or where the price is influenced significantly by the price of the company’s common stock.

The Fund is diversified, as that term is defined in the 1940 Act. The Fund currently offers three classes of shares: Class A Shares, Class C Shares and Class I Shares. Each class of shares of the Fund has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Fund’s share classes differ in the fees and expenses charged to shareholders.

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. In addition, in the normal course of business, the Fund may enter into contracts with vendors and others that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that may affect the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Greenwich Advisors Trust
Notes to Financial Statements
August 31, 2007
(Unaudited)
Security Transactions and Related Income: Changes in holdings of portfolio securities shall be reflected no later than the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. As of August 31, 2007, the Fund was invested exclusively in cash, and therefore had no security holdings.

New Accounting Pronouncements: On July 13, 2006 the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 (“FIN 48”), “Accounting for the Uncertainty of Income Taxes”. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Funds’ financial statements as of August 31, 2007. The adoption of FIN 48 requires ongoing monitoring and analysis. Future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of August 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Greenwich Advisors Trust
Notes to Financial Statements
August 31, 2007
(Unaudited)
Expenses: Expenses directly attributable to a Fund are charged to the Fund. Each class of shares bears its respective pro-rata portion of the expenses, except that each class separately bears expenses related specifically to that class, such as distribution fees.

Dividends to Shareholders: Dividends from net investment income, if any, are declared and paid annually by the Fund. Dividends from net realized gains, if any, are declared and distributed at least annually by the Fund.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These ''book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. To the extent dividends exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Organization and Offering Expenses: All costs incurred by the Trust in connection with the organization of the Fund, principally professional fees and printing, were paid on behalf of the Trust by Greenwich Advisors, LLC, Advisor to the Fund, and will not be borne by the Fund.

Costs incurred in connection with the offering and initial registration of the Trust have been deferred and will be amortized on a straight-line basis over the first twelve months after commencement of operations.

Federal Income Taxes: The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a “regulated investment company” and to make the requisite distributions of taxable income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.

Redemption Fees: A 1.00% redemption/exchange fee will be imposed by the Fund for shares redeemed or exchanged after holding them for less than 90 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.

Greenwich Advisors Trust
Notes to Financial Statements
August 31, 2007
(Unaudited)
3.	RELATED PARTY TRANSACTIONS

Investment Advisor
Greenwich Advisors, LLC (the “Advisor”), serves as the investment advisor to the Fund. Under the terms of the investment advisory agreement, the Advisor is entitled to receive fees computed daily and paid monthly at an annual rate of 1.25% of average net assets of the Fund.

The Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; indirect expenses incurred by underlying funds and extraordinary expenses) at 2.35% of its average daily net assets for Class A shares, 2.85% of its average daily net assets for Class C shares and 1.85% of its average daily net assets for Class I shares through July 31, 2008. Any operating expenses reimbursed by the Advisor or management fees waived are subject to recoupment in the first three fiscal years following the first year in which the expense occurred, if the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement.

SBI Funds Management Private Ltd. (the “Sub-Advisor”) serves as the sub-advisor to the Fund. As compensation, the Advisor (not the Fund) will pay the Sub-Advisor a tiered fee based on average daily net assets of the Fund.

Administrator
Citi Fund Services Ohio, Inc. (the “Administrator” or “CFSO”), a wholly-owned subsidiary of The Citibank N.A. (“Citi”), serves as administrator of the Trust. The Trust and the Administrator have entered into a Master Services Agreement, under which the Administrator provides the Trust with administrative services, including day-to-day administration of matters necessary to the Fund’s operations, maintenance of records and the books of the Trust, preparation of reports and assistance with compliance monitoring of the Fund’s activities. Under the terms of the Master Services Agreement, the Administrator is entitled to receive an annual asset-based fee for administration and fund accounting of 6 basis points (0.06%) on the first $1 billion in aggregate net assets of the Fund; 4 basis points (0.04%) of aggregate net assets of the Fund from over $1 billion. The Fund is subject to an annual minimum of $80,000, and includes up to three classes per Fund. CFSO is entitled to receive $5,000 under the Master Services Agreement for any additional classes above three. Under the Master Services Agreement, CFSO also serves as transfer agent and dividend disbursing agent to the Fund. CFSO is entitled to receive an annual per-account fee for such services that is applied to each shareholder account on CFSO transfer agency system plus a fee of $17,000 per share class. For its services as administrator, fund accountant and transfer agent, CFSO is entitled to receive an annual minimum of $125,000.

Certain officers of the Trust are employees of the Administrator.

Greenwich Advisors Trust
Notes to Financial Statements
August 31, 2007
(Unaudited)
Chief Compliance Officer
CFSO also provides certain compliance services to the Trust pursuant to a Compliance Services Agreement. For its services, CFSO receives an annual fee of $75,000 plus reimbursement for actual out-of-pocket expenses incurred while providing services to the Trust.

Distributor
The Trust has retained Foreside Distribution Services, L.P. (“Distributor”), a wholly-owned subsidiary of Foreside Financial Group, Inc., to serve as principal underwriter for the shares of the Fund, pursuant to a Distribution Agreement between the Distributor and the Advisor. Fees for such distribution services are paid to the Distributor by the Advisor.

Distribution Plan
The Fund has adopted a Distribution Plan, pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”) with respect to its Class A and Class C Shares. Pursuant to the Distribution Plan, the Fund will pay 0.50 % and 1.00% of its average daily net assets attributable to its Class A and Class C Shares, respectively. The Distribution Plan provides that the Fund pay the Distributor and other organizations for distributing such classes of shares, for advertising and marketing and for providing certain services to shareholders of the respective class of shares.

Supplemental Data

Disclosure of Portfolio Holdings

The Trust files a Form N-Q with the Securities and Exchange Commission (the “SEC”) no more than sixty days after the Fund’s first and third fiscal quarters. For the Fund, this would be for the fiscal quarters ending May 31 and November 30. Form N-Q includes a complete schedule of the Fund’s portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Advisor uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling 866-667-8733 or on the SEC’s website at http://www.sec.gov.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
At the organization meeting of the Trust, the Board of Trustees considered the proposed Management Agreement and Sub-Advisory Agreement for the Greenwich Advisors India Select Fund (the “Fund”). The Trustees reviewed the proposed Management Agreement between the Trust and the Advisor, copies of which had previously been supplied to the Trustees for their review. As to the Advisor’s business and qualifications of its personnel, the Trustees examined a copy of the Advisor’s registration statement on Form ADV and discussed the experience of the Advisor’s personnel. The Trustees noted that the Advisor is not affiliated with the transfer agent or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust. The Advisor informed the Trustees that it does not have an affiliated broker-dealer through which Fund transactions could be executed.
As to the nature, extent and quality of the services to be provided by the Advisor to the Fund, the Trustees considered that, under the terms of the Management Agreement, the Advisor would, subject to the supervision of the Board of Trustees of the Trust, provide or arrange to be provided to the Fund such investment advice as the Advisor in its discretion deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The Trustees also considered that the Advisor would determine or arrange for others to determine the securities to be purchased for the Fund, the portfolio securities to be held or sold by the Fund and the portion of the Fund’s assets to be held uninvested, subject always to the Fund’s investment objective, policies and restrictions, and subject further to such policies and instructions as the Board of Trustees may from time to time establish. The Trustees then considered that the Fund would pay the compensation and expenses of any persons rendering any services to the Trust who are directors, officers, employees, members or stockholders of the Advisor and will make available, without expense to the Fund, the services of such of the Advisor’s employees as may duly be elected trustees or officers of the Trust. The Trustees also considered that the Advisor would pay the compensation of any sub-advisor retained to render advisory or portfolio management services to the Fund. The Trustees noted that the Advisor had adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of the Fund’s investment policies and limitations, as well as the federal securities laws.
As to the nature, quality and extent and of the services to be provided by the sub-advisor, the Advisor reported that the Advisor had researched and interviewed possible sub-advisors, and discussed the reasons why SBI Funds Management Private Ltd. (the “Sub-Advisor” or “SBI”) was selected. The Advisor reported that in selecting a sub-advisor, it sought an advisory firm with a long-term perspective and a strong presence in India. The Advisor reported that the sub-advisor is the manager to the SBI Mutual Fund, one of the largest mutual funds in India. The Advisor noted that SBI had over 20 years of fund management experience and more than $2.97 billion in assets under management on behalf of more than 25 million accounts. SBI operates over 15,000 branches in India, and, in turn, has substantial lending experience in that country. The Advisor indicated that this lending activity is an advantage to the Fund because it allows SBI to be very familiar with the current economic climate of India’s market. After discussing other sub-advisors considered by the Advisor, the Advisor recommended that SBI be approved as the sub-advisor. The President of the Advisor then reviewed the proposed fee to be paid to SBI and compared the fee to those charged by similar companies. Counsel to the Independent Trustees reviewed the proposed sub-advisory agreement pursuant to which SBI would make recommendations regarding the composition of the Fund’s portfolio securities and investments. The Trustees noted that, among other sub-advisory services, the Sub-Advisor would recommend to the Advisor the securities to be bought or sold by the Fund, assist the fund accountant in obtaining price sources for securities held by the Fund and make recommendations regarding proxies solicited from the Fund.
The Trustees next considered the scope of the services to be provided by the Advisor, and noted that both the Advisor and the Sub-Advisor are responsible for maintaining and monitoring the compliance programs for themselves and the Fund. The Trustees considered the investment experience and reputation of the analysts at SBI and the management experience of Mr. Kundapoor, President of the Advisor, as well as the quality of the administrative services that they expect to receive from the Advisor. The Trustees noted in particular that Aashish Wakankar, the Fund’s analyst at SBI, had more than 13 years of experience in capital markets ranging from equity research, portfolio advisory services and institutional equity sales. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of the services to be provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.
Because the Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Fund. The Trustees noted that the investment performance of the Advisor was not relevant to their consideration because the Advisor would rely on the Sub-Advisor to make investment recommendations. The Trustees reviewed the performance of other equity funds managed by SBI with the same or similar investment strategies to that of the Fund. The Trustees acknowledged that, while the Sub-Advisor had a satisfactory performance record, they were relying not only on their own judgment, but also on the judgment of the Advisor in selecting the sub-advisor and indicated that they expected the Advisor to carefully monitor portfolio compliance and performance.
As to the costs of the services to be provided and the profits to be realized by the Advisor and the Sub-Advisor, the Trustees reviewed the Advisor’s estimates of its profitability and its financial condition, and discussed the same issues with Mr. Kundapoor. Based on their review, the Trustees concluded that they were satisfied that the Advisor’s and the Sub-Advisor’s expected levels of profitability from their relationships with the Fund were not excessive.
As to comparative fees and expenses, the Trustees considered the management fee to be paid to the Advisor and compared those fees to management fees paid by funds in a peer group. The Trustees also compared the total expense ratio of the Fund with the expense ratio of funds in the peer group. The Trustees noted that the Fund’s contractual management fee was above the average management fee for the peer group but was below the average total expense ratio for the peer group. The Trustees also considered the Advisor’s agreement to waive fees or reimburse expenses to the extent that each classes’ total operating expenses exceeded certain limits. The Trustees concluded that the Fund’s management fee was acceptable in light of the quality of services the Fund expected to receive from the Advisor and Sub-Advisor and the level of fees paid by funds in the peer group.
As to economies of scale, the Trustees noted that neither the Management Agreement nor the Sub-Advisory Agreement contained breakpoints that reduce the fee rate on assets above specified levels. The Trustees agreed that breakpoints may be an appropriate way for the Advisor to share its economies of scale with a Fund and its shareholders if it experiences a substantial growth in assets. However, the Trustees recognized that the Fund had not yet commenced operations and that management agreements with competitor funds do not always contain breakpoints. The Trustees determined that, while a discussion of economies of scale was not relevant at this time due to the anticipated small size of the Fund at its inception, the issue should be considered again as the Fund grows. The Trustees then concluded that the absence of breakpoints was acceptable under the circumstances.
Based on the foregoing, the Board of Trustees, including a majority of those who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, approved the Management Agreement between Greenwich Advisors Trust, on behalf of the Greenwich Advisors India Select Fund, and Greenwich Advisors, LLC and the Sub-Advisory Agreement between Greenwich Advisors LLC and SBI Funds Management Private Ltd.

Item 2. Code of Ethics.
Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.
Not applicable — only for annual reports.
The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.
If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.
Not applicable — only for annual reports.
Item 3. Audit Committee Financial Expert.
          (a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:
(i)	Has at least one audit committee financial expert serving on its audit committee; or

(ii)	Does not have an audit committee financial expert serving on its audit committee.
(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:
(i)	Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii)	Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).
(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.
     Not applicable — only for annual reports.
Item 4. Principal Accountant Fees and Services.
          (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.
          (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
          (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
          (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
          (e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

               (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
          (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.
          (g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.
          (h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Not applicable — only for annual reports.
Item 5. Audit Committee of Listed Registrants.
(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.
Not applicable.
Item 6. Schedule of Investments.
File Schedule I — Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
          A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the

Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.
Not applicable.
Item 11. Controls and Procedures.
          (a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
          (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.
          (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.
          Not applicable — Only effective for annual reports.
          (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).
          Certifications pursuant to Rule 30a-2(a) are attached hereto.
          (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.
          (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Greenwich Advisors Trust

By (Signature and Title)*	/s/ Suhas Kundapoor Suhas Kundapoor, President
Date 2/14/2008
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Suhas Kundapoor Suhas Kundapoor, President
Date 2/14/2008

By (Signature and Title)*	/s/ Linda A. Durkin Linda A. Durkin, Treasurer
Date 2/14/2008

*	Print the name and title of each signing officer under his or her signature.